Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Trading Symbol	TEUFF
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	31,280,555
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY